Schedule of Investments
May 31, 2022 (unaudited)
Monteagle Opportunity Equity Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 89.88%

Banks - 6.08%
Bank OZK	6,400	265,408
Cathay General Bancorp	8,100	332,991
East West Bancorp, Inc.	3,600	264,744
Heartland Financial USA, Inc.	4,500	199,035
Northfield Bancorp, Inc.	20,600	273,774
South State Corp.	2,200	177,804
Washington Federal, Inc.	7,900	256,355

		1,770,111

Captial Goods - 9.82%
A.O. Smith Corp.	3,600	216,432
Acuity Brands, Inc.	1,900	332,538
AGCO Corp.	1,700	217,821
Cummins, Inc.	1,500	313,680
Curtiss-Wright Corp.	2,000	283,960
EMCOR Group, Inc.	2,400	253,512
Franklin Electric Co., Inc.	3,000	221,160
John Bean Technologies Corp.	2,200	267,850
L3Harris Technologies, Inc.	1,200	289,080
Masco Corp.	4,100	232,429
Stanley Black & Decker, Inc.	2,000	237,380

		2,865,842

Chemicals - 1.96%
Eastman Chemical Co.	2,600	286,416
LyondellBasell Industries NV Class A	2,500	285,625

		572,041

Commercial & Professional Services - 5.28%
ABM Industries, Inc.	6,000	290,100
CBIZ, Inc. (2)	8,100	331,776
Cintas Corp.	700	278,831
HNI Corp.	8,300	316,479
Robert Half International, Inc.	3,600	324,540

		1,541,726

Consumer Durables & Apparel - 3.44%
Brunswick Corp.	4,000	300,920
Lennar Corp. Class A	2,800	224,700
PulteGroup, Inc.	5,700	257,982
Whirlpool Corp.	1,200	221,088

		1,004,690

Consumer Services - 3.49%
Service Corp. International	4,800	336,144
Texas Roadhouse, Inc.	4,200	327,474
Yum China Holdings, Inc. (China)	7,800	354,588

		1,018,206

Containers & Packaging - 2.01%
Amcor PLC (Switzerland)	29,200	382,520
Sonoco Products Co.	3,500	204,645

		587,165

Diversified Financials - 3.59%
Houlihan Lokey, Inc. Class A	3,600	309,384
Raymond James Financial, Inc.	2,450	241,301
SEI Investments Co.	4,700	274,621
Synchrony Financial	6,000	222,240

		1,047,546

Electric Utilities - 1.37%
Hawaiian Electric Industries, Inc.	3,100	133,827
OGE Energy Corp.	3,000	123,900
PPL Corp.	4,700	141,846

		399,573

Energy Equipment & Services - 2.21%
Halliburton Co.	15,900	643,950

Food & Staples Retailing - 1.59%
Performance Food Group Co. (2)	5,068	219,647
The Kroger Co.	4,600	243,662

		463,309

Food, Beverage & Tobacco - 3.08%
Archer-Daniels Midland Co.	2,400	217,968
Ingredion, Inc.	2,200	208,318
Kellogg Co.	3,300	230,142
Tyson Foods, Inc. Class A	2,700	241,947

		898,375

Gas Utilities - 0.98%
UGI Corp.	6,700	286,358

Healthcare Equipment & Services - 6.65%
Baxter International, Inc.	4,600	349,830
Cardinal Health, Inc.	7,600	428,032
Hologic, Inc. (2)	6,000	451,620
McKesson Corp.	1,100	361,559
Molina Healthcare, Inc. (2)	1,200	348,264

		1,939,305

Insurance - 4.44%
Aflac, Inc.	4,900	296,793
Everest Re Group Ltd. (Bermuda)	1,100	310,750
The Hanover Insurance Group, Inc.	2,500	366,500
The Travelers Cos., Inc.	1,800	322,272

		1,296,315

Media & Entertainment - 1.57%
Take-Two Interactive Software, Inc. (2)	2,200	273,966
Paramount Global Class B	5,400	185,382

		459,348

Metals & Mining - 2.76%
Agnico Eagle Mines Ltd. (Canada)	4,078	215,849
Barrick Gold Corp.	11,300	231,537
Nucor Corp.	2,700	357,642

		805,028

Multi Utilities - 1.38%
Avista Corp.	3,000	130,320
DTE Energy Co.	1,000	132,710
MDU Resources Group, Inc.	5,100	139,638

		402,668

Oil, Gas & Consumable Fuels - 0.10%
DT Midstream, Inc.	500	29,050

Pharmaceuticals, Biotechnology & Life Science - 6.02%
Icon PLC (Ireland) (2)	1,900	425,201
Jazz Pharmaceuticals PLC (Ireland) (2)	2,600	389,168
PerkinElmer, Inc.	2,600	389,142
United Therapeutics Corp. (2)	2,400	552,816

		1,756,327

Retailing - 4.03%
Best Buy Co., Inc.	3,600	295,416
Dollar Tree, Inc. (2)	1,800	288,594
Genuine Parts Co.	2,400	328,152
Penske Automotive Group, Inc.	2,300	264,822

		1,176,984

Semiconductors & Semiconductor Equipment - 2.33%
Cirrus Logic, Inc. (2)	4,200	342,468
Skyworks Solutions, Inc.	3,100	337,497

		679,965

Software & Services - 6.22%
Amdocs Ltd.	4,200	364,938
Check Point Software Technology Ltd. (Israel) (2)	3,950	494,066
Dolby Laboratories, Inc. Class A	4,000	310,480
Dropbox, Inc. Class A (2)	14,300	298,012
Genpact Ltd. (Bermuda)	7,800	346,086

		1,813,582

Technology Hardware & Equipment - 7.06%
Arrow Electronics, Inc. (2)	3,100	374,015
Avnet, Inc.	8,300	402,135
CDW Corp.	2,200	373,692
Netgear, Inc. (2)	10,500	200,025
TD Synnex Corp.	3,100	321,935
TE Connectivity Ltd. (Switzerland)	3,000	388,170

		2,059,972

Telecommunication Services - 1.03%
BCE, Inc.	5,500	299,475

Transportation - 0.96%
Landstar System, Inc.	1,850	280,146

Water Utilities - 0.43%
American States Water Co.	1,600	126,800

Total Common Stock	(Cost $ 22,446,046)	26,223,856

Real Estate Investment Trusts - 8.48%

LTC Properties, Inc.	19,600	759,304
Mid-America Apartment Communities, Inc.	4,500	814,500
National Health Investors, Inc.	15,200	899,080

Total Real Estate Investment Trusts	(Cost $ 780,238)	2,472,884

Money Market Registered Investment Companies - 1.56%

Federated Hermes Government Obligations Fund - Institutional Class, 0.03% (3)	455,713	455,713

Total Money Market Registered Investment Companies	(Cost $ 455,713)	455,713

Total Investments - 99.92%		29,152,452

Other Assets Less Liabilities - 0.08%		22,797

Total Net Assets - 100.00%		29,175,250

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2022 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$29,152,452	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$29,152,452	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
ADR - American Depositary Receipt
PLC - Public Limited Company